Equity Awards and Instruments - Acquisition Options Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 28, 2020	May 15, 2019	Mar. 22, 2019	Sep. 06, 2018	May 29, 2018	Mar. 31, 2018	Mar. 22, 2018	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise price, lower limit (USD per share)	$ 0.01
Share-based compensation expense									$ 23,617	$ 6,046
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value (USD per share)		$ 1.65	$ 1.66	$ 1.96	$ 1.46		$ 1.43
Share-based compensation expense									5,849	$ 4,795	$ 6,342	$ 4,808
Shares outstanding (in shares)											18,691,667	19,514,448	18,629,380
Stock Option | Equity Incentive Plan | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)						900,000
Award vesting period						5 years
Stock options exercise price, upper limit (USD per share)						$ 6.805
Award service period								4 years
Stock options exercise price, lower limit (USD per share)						0.01
Grant date fair value (USD per share)						$ 3.44
Accelerated share-based compensation cost									1,548
Share-based compensation expense									$ 2,012
Shares outstanding (in shares)									900,000
Shares outstanding, intrinsic value									$ 7,992